Aug. 31, 2025
Neuberger U.S. Equity Impact Fund | Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX)
GOAL
The Fund seeks long-term total return by investing in companies whose products and services have the potential to deliver positive social and environmental outcomes.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 213 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)[1]	None	1.00	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.96	0.96	0.85
Distribution and/or shareholder service (12b-1) fees	0.25	1.00	None
Other expenses	2.25	2.40	2.03
Total annual operating expenses	3.46	4.36	2.88
Fee waivers and/or expense reimbursement	2.19	2.34	1.97
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	1.27	2.02	0.91
[1]
For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.26%, 2.01% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26%, 2.01% and 0.90% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

assuming redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$697	$955	$1,694	$3,644
Class C (assuming redemption)	$305	$634	$1,592	$4,042
Class C (assuming no redemption)	$205	$634	$1,592	$4,042
Institutional Class	$93	$290	$954	$2,739

assuming no redemption
	1 Year	3 Years	5 Years	10 Years
Class A	$697	$955	$1,694	$3,644
Class C (assuming redemption)	$305	$634	$1,592	$4,042
Class C (assuming no redemption)	$205	$634	$1,592	$4,042
Institutional Class	$93	$290	$954	$2,739

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund invests in a concentrated portfolio consisting primarily of U.S. companies whose products and services the Portfolio Managers believe have the potential to deliver positive social and environmental outcomes (“Impact”). The Fund considers securities of U.S. companies to be those that (1) are traded principally on a stock exchange or over-the-counter in the United States, (2) are organized under the laws of and/or have a principal office in the United States, or (3) derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in the United States. Companies are selected using a fundamental, bottom-up research approach and proprietary in-depth Impact analysis using quantitative ratios and qualitative scoring frameworks. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.
The Portfolio Managers focus on both social and environmental Impact themes while also integrating governance factors into the investment process. Social themes include a company’s ability to deliver sustainable growth and fair employment, increase positive health and safety outcomes, and promote gender and racial equality. Environmental themes include the ability to combat climate change, enable energy transitions, and conserve the natural environment.
Portfolio construction is an important component of the investment process and primarily consists of three distinct investment categories: Special Situations, Opportunistic, and Impact Leaders. Special Situations have certain attributes that the Portfolio Managers believe may influence Impact outcomes (e.g., initial public offerings, spin-offs, private investments, changes in capital structure, mergers and acquisitions) and require specific methodologies and customized investment research. Opportunistic investments are companies that the Portfolio Managers believe are temporarily underappreciated by the broader market, given their long- term business and/or Impact potential. Impact Leaders are those companies with a track record of significant Impact, shareholder-oriented management, superior competitive positioning, or that are industry leaders in environmental, social and governance issues.
The Portfolio Managers utilize an integrated approach focused on rigorous Impact analysis, consideration of environmental, social and governance factors, and assessment of company financials. The Managers perform both quantitative and qualitative analysis in an effort to identify companies that they believe have the potential to increase in value. This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of the Portfolio Managers’ evaluation of their financial condition, industry position, market opportunities, Impact metrics, environmental, social and governance factors, senior management teams and any special situations as well as any relevant economic, political and regulatory factors. Environmental and social outcomes will be evaluated on an absolute basis, with the goal of achieving a specific and identifiable positive threshold. Additionally, the contribution of companies to a specific environmental or social outcome will be compared against other companies, which also contribute to that same environmental or social outcome. These factors will be considered both individually and collectively, as part of the Portfolio Managers' analysis.
The Portfolio Managers will invest in accordance with the Fund's Sustainable Exclusion Policy. The policy describes businesses, which may be deemed controversial, and are therefore excluded from investment consideration. Please see the Statement of Additional Information for a detailed description of the Fund's Sustainable Exclusion Policy.
The Portfolio Managers employ disciplined valuation criteria and dynamic price limits to determine when to buy or sell a security.
The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors. The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a dynamic price target, when other opportunities appear more attractive, when Impact metrics deteriorate, or when the Portfolio Managers’ research indicates declining fundamentals.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.
The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.
At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.
The Fund will not change its strategy of normally investing at least 80% of its net assets in U.S. equity securities, without providing investors at least 60 days’ written notice. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q4 2022	12.53%
Worst quarter:	Q2 2022	-17.20%
Year to Date performance as of:	09/30/2025	7.50%

average annual total % returns as of 12/31/2024
U.S. Equity Impact Fund
U.S. Equity Impact Fund	1 Year	Since Inception (03/23/2021)
Institutional Class Return Before Taxes	16.78	5.46
Institutional Class Return After Taxes on Distributions	16.72	5.41
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.98	4.23
Class A Return Before Taxes	9.66	3.44
Class C Return Before Taxes	14.37	4.28
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81	11.22

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.